(PRINCIPAL PRESERVATION LOGO)

WISCONSIN
TAX-EXEMPT
PORTFOLIO

ANNUAL REPORT
TO SHAREHOLDERS

DECEMBER 31, 1995


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
             PRESIDENT'S LETTER/MANAGEMENT DISCUSSION AND ANALYSIS
                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 1995


                                                               February 23, 1996

Dear Wisconsin Shareholder:

  We are pleased to provide our annual report for the year ended December 31, 1995. The Wisconsin Tax-Exempt net assets, buoyed by increased sales and improved bond prices, are currently $19,874,000 as of February 9, 1996, up from $9,191,000 at this time a year ago.

  The bond markets, through lowering of the overnight lending rate by the Federal Reserve, witnessed a reduction of long-term interest rates, causing bond prices to increase. The Wisconsin Tax-Exempt participated in this good performance. A further discussion of the fund performance follows on the next page.

  It is with mixed emotion that I report that effective January 19, 1996, Steven Roell tendered his resignation to the Principal Preservation Portfolios Board of Directors. We wish him well in his pursuits. However, I am pleased to report that Ralph Eckert has been appointed to fill his position. Ralph is the retired Chief Executive Officer of Benefit Trust Life Insurance Company. More recently, he served on The Prime Portfolios (a registered investment company) Board of Trustees. Ralph, as was Steve, is a very competent and thorough individual in whom we are confident will make a strong addition to the Board.


                                         Sincerely,


                                         /s/ R.D. Ziegler

                                         R. D. Ziegler
                                         President

                       MANAGEMENT DISCUSSION AND ANALYSIS

WISCONSIN TAX-EXEMPT PORTFOLIO

  Shown below is a comparison of the change in value of a $10,000 investment in Principal Preservation Wisconsin Tax-Exempt Portfolio and the Lehman 20-Year Municipal Bond Index.

     Date          Principal Preservation            Lehman 20-Year
               Wisconsin Tax-Exempt Portfolio     Municipal Bond Index

     6/13/94*<F1>          $9,750                      $10,000
     6/30/94               $9,452                       $9,452
     7/31/94               $9,543                       $9,668
     8/31/94               $9,543                       $9,695
     9/30/94               $9,446                       $9,501
     10/31/94              $9,179                       $9,250
     11/30/94              $8,862                       $9,034
     12/31/94              $9,112                       $9,318
     1/31/95               $9,403                       $9,682
     2/28/95               $9,687                      $10,033
     3/31/95               $9,780                      $10,147
     4/30/95               $9,803                      $10,145
     5/31/95              $10,081                      $10,527
     6/30/95               $9,992                      $10,365
     7/31/95              $10,026                      $10,419
     8/31/95              $10,112                      $10,562
     9/30/95              $10,166                      $10,645
     10/31/95             $10,303                      $10,872
     11/30/95             $10,493                      $11,112
     12/31/95             $10,599                      $11,268

* June 13, 1994 inception date.
Past performance is not predictive of future performance.

LEHMAN 20-YEAR MUNICIPAL BOND INDEX

  The Lehman 20-Year Municipal Bond Index is a broad based index containing over 22,000 issues with maturities ranging from 2-30 years. The issues comprising the index are generated from the issues completed within the last five years with total issue size of $50,000,000 and larger. The average quality rating is ''AA.'' The index performance shown above does not include sales charges or other fees which would have been incurred had an investor attempted to replicate the index.

WISCONSIN TAX-EXEMPT PORTFOLIO

  The Wisconsin Tax-Exempt Portfolio's performance is presented from June 13, 1994, commencement of operations, through December 31, 1995. It is based upon a $10,000 investment at the Portfolio's then offering price, which included a 2.5% sales charge. It represents the actual total returns for each of the years ended December 31, net of any fees and expenses charged during those periods.

DISCUSSION AND ANALYSIS

  For much of 1995, Bond investors were concerned with the impact of proposed federal legislation on municipal securities. Consequently, long-term municipal securities did not fall nearly as much as the taxable bond sectors. However, municipal securities posted a strong year, with an average return of approximately 16.82%. The one year return of the Wisconsin Tax-Exempt Portfolio was 16.32%.

  The Portfolio Manager, Thomas Sancomb, continued focusing on the quality of this portfolio and the avoidance of any bond in the portfolio that would generate an AMT tax effect to the shareholders of the fund. As a result, over 70% of the Portfolio maintained a credit rating by an outside credit service of AA or better.

  Toward the end of the year and the beginning of 1996, Tom began to shed many of the Public Housing Bonds in the Portfolio to invest in municipal securities issued by Wisconsin municipalities and increase the overall representation in the Wisconsin sector to greater than 40% at the end of January, 1996. Tom is determined to keep the portfolio's exposure to nonrated credit low since the increased yield is not worth the incremental risk. Tom has kept the average maturity around 17 years with a duration of 6.9 years. These were the primary factors the Portfolio had a slightly less total return than the average municipal bond fund.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                              FINANCIAL HIGHLIGHTS

  The following presents information relating to a share of capital stock of Principal Preservation Portfolios, Inc. Wisconsin Tax-Exempt Portfolio outstanding for the following periods presented, which should be read in conjunction with the financial statements and related notes:

                                                       WISCONSIN
                                                  TAX-EXEMPT PORTFOLIO
                                     -----------------------------------------
                                                           For the period from
                                                              June 13, 1994
                                                            (commencement of
                                     For the year ended        operations)
                                     December 31, 1995    to December 31, 1994
                                     -----------------    --------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD         $9.10                 $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.50                   0.25
  Net realized and unrealized gains
  (losses) on investments                     0.95                 (0.90)
                                            ------                 ------
  TOTAL FROM INVESTMENT OPERATIONS            1.45                 (0.65)
                                            ------                 ------
LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.50)                 (0.25)
                                            ------                 ------
  TOTAL DISTRIBUTIONS                       (0.50)                 (0.25)
                                            ------                 ------
NET ASSET VALUE, END OF PERIOD              $10.05                  $9.10
                                            ------                  -----
                                            ------                  -----
TOTAL RETURN **<F2>                          16.3%                 (6.5)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)                    $18,986                 $8,116
Ratio of expenses to average net assets      0.4%+<F3>           0.2%*<F1>+<F3>
Ratio of net investment income to
  average net assets                         5.0%+<F3>           4.4%*<F1>+<F3>
Portfolio turnover rate                       9.7%                  23.4%

*<F1>Annualized.
**<F2>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F3>Reflects a voluntary reimbursement of fund expenses of 0.8% in 1995 and 1.4% in 1994.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                                 BALANCE SHEET
                               DECEMBER 31, 1995

                                                             WISCONSIN
                                                        TAX-EXEMPT PORTFOLIO
                                                        --------------------
ASSETS:

Investments:
  Long-term investments in securities,
  (See Schedule of Investments)                            $18,702,971
                                                           -----------
  Total investments                                         18,702,971

Cash                                                           212,228

Receivables:
  Capital shares sold                                          113,006
  Dividends and interest                                       333,594
                                                             ---------
  Total receivables                                            446,600

Other assets                                                    10,527
                                                            ----------
  Total assets                                             $19,372,326
                                                            ----------
                                                            ----------

LIABILITIES:
Payables:
  Capital shares redeemed                                         $126
  Distributions to shareholders                                 21,381
  Expenses                                                      26,503
  Investments purchased                                        338,070
                                                             ---------
  Total liabilities                                            386,080
                                                             ---------
NET ASSETS:

Capital stock                                               18,201,664
Undistributed net investment income                              2,201
Undistributed net realized losses on investments              (59,156)
Net unrealized appreciation on investments                     841,537
                                                            ----------
  Total net assets                                          18,986,246
                                                            ----------
  Total liabilities and net assets                         $19,372,326
                                                            ----------
                                                            ----------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                  $10.05
                                                            ----------
                                                            ----------
MAXIMUM OFFERING PRICE PER SHARE                                $10.31
                                                            ----------
                                                            ----------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             WISCONSIN
                                                        TAX-EXEMPT PORTFOLIO
                                                        --------------------
INVESTMENT INCOME:

Interest                                                      $766,593
                                                              --------
  Total investment income                                      766,593
                                                              --------
EXPENSES:
Investment advisory fees                                        69,551
Custodian fees                                                   6,570
Transfer agent fees                                             12,390
Broker service fees                                             35,207
Professional fees                                               27,010
Registration                                                     1,730
Communication                                                    2,784
Director fees                                                    2,049
Pricing of investments                                          10,640
Deferred organization expense                                    2,599
Other                                                              196
                                                              --------
  Total expenses                                               170,726

Less expenses absorbed by advisor                            (119,057)
                                                              --------
  Net expenses                                                  51,669
                                                              --------
NET INVESTMENT INCOME                                          714,924
                                                              --------
NET REALIZED LOSSES ON INVESTMENTS                            (27,982)

CHANGE IN UNREALIZED APPRECIATION ON
  INVESTMENTS FOR THE YEAR                                   1,218,259
                                                             ---------
  Net gains on investments                                   1,190,277
                                                             ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $1,905,201
                                                             ---------
                                                             ---------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             WISCONSIN
                                                       TAX-EXEMPT PORTFOLIO
                                                       --------------------
OPERATIONS:

Net investment income                                         $714,924
Net realized (losses) on investments                          (27,982)
Change in unrealized appreciation on
  investments for the year                                   1,218,259
                                                             ---------
  Net increase in net assets resulting
  from operations                                            1,905,201
                                                             ---------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.50 per share)                      (715,944)
                                                             ---------

  Total distributions                                        (715,944)
                                                             ---------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                  9,786,055
Net asset value of shares issued in distributions              505,977
Cost of shares redeemed                                      (610,880)
                                                             ---------
  Net Increase In Net Assets From Capital
  Share Transactions                                         9,681,152
                                                            ----------
  Total increase                                            10,870,409

NET ASSETS:
Balance at beginning of year                                 8,115,837
                                                            ----------
Balance at end of year                                     $18,986,246
                                                            ----------
                                                            ----------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE PERIOD FROM JUNE 13, 1994 (Commencement of Operations)
                           THROUGH DECEMBER 31, 1994
                                                             WISCONSIN
                                                       TAX-EXEMPT PORTFOLIO
                                                       --------------------
OPERATIONS:
Net investment income                                         $141,517
Net realized (losses) on investments                          (31,174)
Change in unrealized appreciation on
  investments for the year                                   (376,722)
                                                             ---------
  Net (decrease) in net assets resulting
   from operations                                           (266,379)
                                                             ---------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.25 per share)                      (138,296)
                                                             ---------
  Total distributions                                        (138,296)
                                                             ---------
CAPTIAL SHARE TRANSACTIONS:
Proceeds from shares issued                                  8,863,512
Net asset value of shares issued in distributions               92,315
Cost of shares redeemed                                      (435,315)
                                                             ---------
  Net increase in net assets from capital
  share transactions                                         8,520,512
                                                             ---------
  Total increase                                             8,115,837
NET ASSETS:
Balance at beginning of period                                       -
                                                             ---------
Balance at end of period                                    $8,115,837
                                                             ---------
                                                             ---------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995

1.   SIGNIFICANT ACCOUNTING POLICIES -

 Principal Preservation Portfolios, Inc. (the ''Fund''), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine portfolios: Tax-Exempt Portfolio, Insured Tax-Exempt Portfolio, Government Portfolio, S&P100 Plus Portfolio, Dividend Achievers Portfolio, Balanced Portfolio, Cash Reserve Portfolio, Wisconsin Tax-Exempt Portfolio and the Select Value Portfolio. This report contains the information for the Wisconsin Tax-Exempt Portfolio (''the Portfolio''). The other eight portfolios are contained in two separate reports, one for the Cash Reserve Portfolio and one for the remaining seven portfolios. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

 The following is a summary of the significant accounting policies of the Fund:

 (a) Long-Term Securities
    The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the ''Service''). When in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

    Investment transactions are recorded on the trade date.

    Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The Fund amortizes all discounts on original issue discount tax-exempt securities.

 (b) Net Realized Gains and Losses and Investment Income
    Net realized gains and losses on securities sales are computed on the identified cost basis. Interest income is recorded on an accrual basis.

 (c) Federal Income Taxes
    Provision has not been made for Federal income taxes since the Portfolio has elected to be taxed as a `regulated investment company'' and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1995, the Portfolio has Federal income tax capital loss carryforwards of $31,174 expiring in 2002 and $27,982 expiring in 2003. It is Management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

 (d) Expenses
    Fund expenses associated with a specific portfolio are charged to that portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each portfolio to the combined net assets of the Fund.

 (e) Distributions to Shareholders
    Dividends to shareholders are recorded on the ex-dividend date.

 (f) Deferred Organization Costs
    Costs incurred with the organization, initial registration and public offering of shares aggregating $13,000 for the Portfolio have been paid by the Fund and are being amortized over a five year period.

 (g) Use of Estimates
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES -

 The Fund has an Investment Advisory Agreement (the ''Agreements'') with B.C. Ziegler and Company (''Ziegler''), (with whom certain officers and directors of the Fund are affiliated) to serve as Investment Advisor (the ''Advisor''). Pursuant to a SubAdvisory Agreement, Ziegler retains Ziegler Asset Management, Inc. (''ZAMI''), an affiliate of Ziegler, to assist in the management of the Portfolio. Under the Agreement, the Portfolio pays Ziegler a monthly fee based upon the average daily net assets of the Portfolio at the rate of .50% of the first $250,000,000 of the Portfolio's average daily net assets, reducing to .40% of the Portfolio's average daily net assets in excess of $250,000,000. Ziegler pays ZAMI 30% of the fee paid by the Portfolio, net of a pro rata amount of expenses, if any, paid by Ziegler in the operation of the Portfolio.

 The Agreement provides that the Advisor's fee will be reduced or the Advisor will reimburse the Portfolio, by an amount necessary to prevent the total expenses of the Portfolio from exceeding limits applicable to the Portfolio in any state in which its shares are qualified for sale.

 For the year ended December 31, 1995, the Advisor voluntarily reimbursed the Portfolio $119,057. The Advisor is not obligated to continue the voluntary reimbursement in the future.

 On May 17, 1991, the Fund's shareholders approved a Distribution Agreement under Rule 12b-1. According to this agreement, the Fund pays a distribution fee of up to 0.25% to the distributor and is passed through to the broker/dealer as a service fee. This fee is calculated on the average daily net assets and is shown as broker service fees in the Statements of Operations.

 Ziegler has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services, a Depository Agreement with the Fund to be the depository for all investment securities and cash, and a Transfer and Dividend Disbursing and Shareholder Services Agency Agreement with the Fund to provide Transfer Agent Services. In addition, the Portfolio pays Ziegler commissions on sales of Portfolio shares. The transfer agent fees, commissions, accounting and pricing fees and depository fees paid to Ziegler during the year ended December 31, 1995, were as follows for the Portfolio:

                                                                           ACCOUNTING
                                         TRANSFER        COMMISSIONS      AND PRICING          DEPOSITORY
                                        AGENT FEES   ON PORTFOLIO SHARES      FEES                FEES
                                        ----------   -------------------  -----------          ----------
 Wisconsin Tax-Exempt Portfolio          $13,106          $117,027          $19,000              $5,990

3.   INVESTMENT TRANSACTIONS -

 Purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1995 were $10,805,130 and $1,322,629, respectively.

 Net unrealized appreciation on investments as of December 31, 1995, included:

                                               WISCONSIN
                                               TAX-EXEMPT
                                               ----------
  Gross unrealized appreciation                 $844,670
  Gross unrealized (depreciation)                (3,133)
                                                --------
       Net unrealized appreciation              $841,537
                                                --------
                                                --------

4.   LINE OF CREDIT -

 The Fund has an available line of credit of $3,000,000. However, each portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by Ziegler. Each portfolio's policies allow borrowings for temporary or emergency purposes.

5.   CAPITAL SHARE TRANSACTIONS -

 (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into nine separate portfolios:
Wisconsin Tax-Exempt Portfolio, Government Portfolio, Insured Tax-Exempt Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Balanced Portfolio, Select Value Portfolio and Cash Reserve Portfolio, consisting of 50 million shares in each of the first eight portfolios and 300 million in the Cash Reserve Portfolio. The remaining 300,000,000 Fund shares may be allocated to any of the above portfolios or to new portfolios as determined by the Board of Directors. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio.

 (b) Capital share activity during the year ended December 31, 1995, and the period ended December 31, 1994, was as follows:

                                                 WISCONSIN
                                                 TAX-EXEMPT
                                                 ----------
  SHARES OUTSTANDING AT DECEMBER 31, 1993*<F4>           -
    Shares issued                                  926,698
    Shares issued in distributions                   9,961
    Shares redeemed                               (45,173)
                                                  --------
  SHARES OUTSTANDING AT DECEMBER 31, 1994          891,486
                                                  --------
                                                  --------
    Shares issued                                1,007,871
    Shares issued in distributions                  51,771
    Shares redeemed                               (62,225)
                                                 ---------
  SHARES OUTSTANDING AT DECEMBER 31, 1995        1,888,903
                                                 ---------
                                                 ---------

   *<F4>Amounts shown are the result of the Portfolio's operations from its commencement on June 13, 1994.

 (c) Maximum offering price per share is computed based on a maximum sales charge of 2.5% of the offering price or 2.56% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 97.5.

6.  SUBSEQUENT EVENTS -

 (a) At the January 19, 1996 Board of Directors Meeting, the Directors approved the assignment of the Advisory contract from B.C. Ziegler and Company to Ziegler Asset Management, Inc. Both of the companies are wholly owned subsidiaries of The Ziegler Companies, Inc. All of the expenses, personnel and terms of agreements will be identical in all material respects and will not affect the shareholders.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1995

 PRINCIPAL                                                                                 S&P     MOODY'S
    AMOUNT  DESCRIPTION                                                                  RATING    RATING               VALUE
                                                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM TAX-EXEMPT SECURITIES - 98.5%

ALABAMA - 4.9%
$450,000 Birmingham, Alabama, New Public Housing Authority, 5.00%,                          AAA       Aaa             $444,375
         due 05-01-2012

  70,000 Birmingham, Alabama, New Public Housing Authority, 5.00%,                          AAA       Aaa               71,448
         due 05-01-2009

 200,000 Birmingham, Alabama, New Public Housing Authority, 5.125%,                         AAA       Aaa              202,250
         due 11-01-2009

 100,000 Decatur, Alabama, New Public Housing Authority, 5.25%,                             AAA       Aaa              101,782
         due 03-01-2009

 100,000 Prichard, Alabama, New Public Housing Authority, 5.00%,                            AAA       Aaa              101,625
         due 05-01-2008

ARKANSAS - 1.8%
 130,000 Hot Springs, Arkansas, New Public Housing Authority, 5.00%,                        AAA       Aaa              132,625
         due 09-01-2006

 100,000 Hot Springs, Arkansas, New Public Housing Authority, 5.125%,                       AAA       Aaa              102,375
         due 02-01-2014

 105,000 Little Rock, Arkansas, New Public Housing Authority, 5.25%,                        AAA       Aaa              108,019
         due 08-01-2012

CALIFORNIA - 2.3%
 160,000 Sacramento, California, New Public Housing Authority, 5.25%,                       AAA       Aaa              164,400
         due 12-01-2010

 170,000 Sacramento, California, New Public Housing Authority, 5.25%,                       AAA       Aaa              174,675
         due 12-01-2011

 100,000 San Francisco, California, New Public Housing Authority, 5.125%,                   AAA       Aaa              101,875
         due 08-01-2010

CONNECTICUT - 0.3%
  60,000 Waterbury, Connecticut, New Public Housing Authority, 5.25%,                       AAA       Aaa               61,913
         due 05-01-2006

FLORIDA - 0.8%
 150,000 Gainesville, Florida, New Public Housing Authority, 5.25%,                         AAA       Aaa              153,087
         due 02-01-2008

GEORGIA - 3.9%
 325,000 Atlanta, Georgia, New Public Housing Authority, 5.00%,                             AAA       Aaa              332,153
         due 05-01-2007

 250,000 Newnan, Georgia, New Public Housing Authority, 5.00%,                              AAA       Aaa              255,073
         due 04-01-2012

 150,000 Newnan, Georgia, New Public Housing Authority, 5.25%,                              AAA       Aaa              153,619
         due 05-01-2007

GUAM - 5.0%
 350,000 Guam Government Limited Obligation Highway Bonds,                                  AAA       Aaa              375,812
         Series A, 6.30%, due 05-01-2012

 515,000 Guam Power Authority Revenue Bonds, Series A,                                      AAA       Aaa              562,637
         6.375%, due 10-01-2008

ILLINOIS - 5.0%
 200,000 Cook County, Illinois, New Public Housing Authority, 5.25%,                        AAA       Aaa              205,750
         due 04-01-2010

 100,000 Cook County, Illinois, New Public Housing Authority, 5.00%,                        AAA       Aaa              100,250
         due 04-01-2011

 100,000 Cook County, Illinois, New Public Housing Authority, 5.00%,                        AAA       Aaa              102,108
         due 04-01-2005

 125,000 Cook County, Illinois, New Public Housing Authority, 5.75%,                        AAA       Aaa              127,780
         due 04-01-2008

 300,000 Peoria, Illinois, New Public Housing Authority, 5.00%,                             AAA       Aaa              299,625
         due 06-01-2012

 100,000 Peoria, Illinois, New Public Housing Authority, 5.25%,                             AAA       Aaa              103,437
         due 12-01-2002

IOWA - 0.3%
  50,000 Des Moines, Iowa, New Public Housing Authority, 6.000%,                            AAA       Aaa               51,523
         due 02-01-2011

KANSAS - 0.5%
 100,000 Kansas City, Kansas, New Public Housing Authority, 5.125%,                         AAA       Aaa              103,057
         due 10-01-2008

LOUISIANA - 0.5%
 100,000 Lake Charles, Louisiana, New Public Housing Authority, 5.125%,                     AAA       Aaa              100,875
         due 08-01-2013

MARYLAND  - 0.5%
 100,000 Hagerstown, Maryland, New Public Housing Authority, 5.00%,                         AAA       Aaa              103,079
         due 09-01-2007

MASSACHUSETTS - 2.4%
 380,000 Massachusetts State Housing Finance Agency, Multi-Family Housing                   AAA       A1               450,775
         Bonds, First Issue, 1979 Series A, 7.00%, due 04-01-2021

MICHIGAN - 0.5%
 100,000 Monroe, Michigan, New Public Housing Authority, 5.125%,                            AAA       Aaa              102,960
         due 09-01-2009

MISSISSIPPI - 0.7%
 135,000 Biloxi, Mississippi, New Public Housing Authority, 5.25%,                          AAA       Aaa              135,338
         due 08-01-2011

NEVADA - 1.3%
 255,000 Las Vegas, Nevada, New Public Housing Authority, 5.00%,                            AAA       Aaa              253,406
         due 01-01-2012

NEW JERSEY - 3.1%
 435,000 Newark, New Jersey, New Public Housing Authority, 5.25%,                           AAA       Aaa              443,891
         due 04-01-2009

 150,000 Newark, New Jersey, New Public Housing Authority, 5.25%,                           AAA       Aaa              153,215
         due 04-01-2006

NEW MEXICO - 0.4%
  80,000 Albuquerque, New Mexico, New Public Housing Authority, 5.375%,                     AAA       Aaa               81,100
         due 05-01-2013

NEW YORK - 4.0%
 200,000 New York, New York, New Public Housing Authority, 5.125%,                          AAA       Aaa              204,048
         due 01-01-2008

 100,000 New York, New York, New Public Housing Authority, 5.125%,                          AAA       Aaa              101,500
         due 01-01-2009

 200,000 New York, New York, New Public Housing Authority, 5.375%,                          AAA       Aaa              207,000
         due 01-01-2012

 100,000 New York, New York, New Public Housing Authority, 5.00%,                           AAA       Aaa              101,000
         due 01-01-2012

 135,000 New York, New York, New Public Housing Authority, 6.000%,                          AAA       Aaa              138,280
         due 01-01-2010

NORTH CAROLINA - 3.0%
 165,000 Durham, North Carolina, New Public Housing Authority, 5.25%,                       AAA       Aaa              170,102
         due 12-01-2009

 400,000 Durham, North Carolina, New Public Housing Authority, 5.00%,                       AAA       Aaa              399,500
         due 02-01-2012

NORTH DAKOTA - 2.3%
 185,000 Burleigh County, North Dakota, New Public Housing Authority,                       AAA       Aaa              186,619
         4.875%, due 01-01-2010

  50,000 Burleigh County, North Dakota, New Public Housing Authority,                       AAA       Aaa               49,000
         4.875%, due 01-01-2011

 200,000 Burleigh County, North Dakota, New Public Housing Authority,                       AAA       Aaa              199,750
         4.875%, due 01-01-2009

OHIO - 4.3%
 500,000 Youngstown, Ohio, New Public Housing Authority, 5.00%,                             AAA       Aaa              503,125
         due 05-01-2011

 300,000 Youngstown, Ohio, New Public Housing Authority, 5.00%,                             AAA       Aaa              306,138
         due 05-01-2012

OKLAHOMA - 1.1%
 100,000 Oklahoma City, Oklahoma, New Public Housing Authority, 5.50%,                      AAA       Aaa              102,112
         due 05-01-2009

 110,000 Oklahoma City, Oklahoma, New Public Housing Authority, 5.75%,                      AAA       Aaa              112,903
         due 05-01-2005

PENNSYLVANIA - 2.8%
  60,000 Armstrong County, Pennsylvania, New Public Housing Authority,                      AAA       Aaa               62,174
         6.00%, due 11-01-2003

  50,000 Chester County, Pennsylvania, New Public Housing Authority, 5.25%,                 AAA       Aaa               51,591
         due 11-01-2007

 100,000 Johnstown, Pennsylvania, New Public Housing Authority, 5.125%,                     AAA       Aaa              103,163
         due 11-01-2007

 100,000 Lackawanna County, Pennsylvania, New Public Housing Authority, 5.75%,              AAA       Aaa              102,208
         due 05-01-2010

 100,000 Pittsburgh, Pennsylvania, New Public Housing Authority, 5.125%,                    AAA       Aaa              103,104
         due 12-01-2007

 100,000 Washington County, Pennsylvania, New Public Housing Authority, 4.25%,              AAA       Aaa              101,375
         due 09-01-2001

PUERTO RICO - 13.6%
 350,000 Puerto Rico Commonwealth Highway &Transportation Authority,                         A       Baa1              375,375
         Highway Revenue Unrefunded Balance, Series T, 6.625%,
         due 07-01-2018

 100,000 Puerto Rico Commonwealth Highway & Transportation, 6.625%                           A       Baa1              107,750
         due 07-01-2012

 325,000 Puerto Rico Commonwealth, Refunding Bonds, Series A, 6.00%,                         A       Baa1              334,344
         due 07-01-2014

 250,000 Puerto Rico Commonwealth General Obligation Bonds, 6.00%,                           A       Baa1              254,688
         due 07-01-2022

 180,000 Puerto Rico Commonwealth Electric &Power Authority, Series R,                      AAA       Aaa              189,900
         6.25%, due 07-01-2017

 800,000 Puerto Rico Public Buildings Authority, Guaranteed Public Education                 A       Baa1              806,000
         & Health Facilities, Refunding Series M, 5.75%, due 07-01-2015

 350,000 Puerto Rico Telephone Authority, Series L, 6.125%, due 01-01-2022                  A+        A2               362,250

 150,000 Puerto Rico Telephone Authority, Series L, 5.75%, due 01-01-2011                   A+        A2               153,562

SOUTH CAROLINA - 1.9%
 100,000 Florence, South Carolina, New Public Housing Authority, 5.75%,                     AAA       Aaa              102,074
         due 08-01-2011

 250,000 Florence, South Carolina, New Public Housing Authority, 5.75%,                     AAA       Aaa              255,215
         due 08-01-2005

TENNESSEE - 1.0%
 190,000 Nashville, Tennessee, New Public Housing Authority, 5.00%,                         AAA       Aaa              187,862
         due 08-01-2010

TEXAS - 1.2%
 120,000 Galveston, Texas, New Public Housing Authority, 5.25%,                             AAA       Aaa              120,300
         due 10-01-2012

 100,000 Sherman, Texas, New Public Housing Authority, 6.00%,                               AAA       Aaa              103,117
         due 09-01-2012

WASHINGTON - 1.1%
 155,000 Seattle, Washington, New Public Housing Authority, 5.00%,                          AAA       Aaa              156,938
         due 03-01-2009

  50,000 Seattle, Washington, New Public Housing Authority, 4.25%,                          AAA       Aaa               49,812
         due 06-01-2008

WISCONSIN -28.0%
 300,000 Community Development Authority of the City of Madison, Wisconsin,                 NR        NR               304,500
         Multifamily Housing Revenue Bonds, Series 1995 (Dempsey Manor
         Project), 6.65%, due 10-01-2025

 500,000 Madison, Wisconsin, Community Development Authority,                               NR        NR               516,875
         Redevelopment Revenue Bonds, Series 1995, (Meriter Retirement
         Project), 6.125%, due 12-01-2019

1,000,000Madison, Wisconsin, Community Development Authority, Lease                         NR        AA2            1,083,750
         Revenue Bonds, Monona Terrace Community &Convention Center
         Project, 6.10%, due 03-01-2010

  25,000 Madison, Wisconsin, New Public Housing Authority, 4.875%,                          AAA       Aaa               25,490
         due 03-01-2005

 500,000 Redevelopment Authority of the City of Milwaukee, Wisconsin,                       NR        A1               538,125
         Development Revenue Bonds (Goodwill Industries of Southeastern
         Wisconsin, Project), 6.35%, due 10-01-2009

  25,000 Milwaukee, Wisconsin, New Public Housing Authority, 5.125%,                        AAA       Aaa               25,514
         due 09-01-2005

  60,000 Redevelopment Authority of the City of Milwaukee, Wisconsin,                       AAA       Aaa               61,800
         Development Revenue Refunding Bonds (2430 W. WisconsinAve. &
         1600 N. Martin Luther King Jr. Dr. Project), 5.20%, due 09-01-2004

1,000,000Housing Authority of the City of Oak Creek, Wisconsin, Multifamily                 NR        NR             1,043,750
         Housing Refunding Revenue Bonds, Series 1994A, (Country Oaks II
         Project), 6.30%, due 08-01-2028

  25,000 Reedsville, Wisconsin, New Public Housing Authority, 5.75%,                        AAA       Aaa               25,540
         due 05-01-2010

  25,000 Reedsville, Wisconsin, New Public Housing Authority, 5.25%,                        AAA       Aaa               25,761
         due 10-01-2010

 600,000 Redevelopment Authority of the Village of Slinger, Wisconsin,                      NR        NR               628,500
         Redevelopment Lease Revenue Bonds, Series 1995-A, 6.25%,
         due 09-01-2017

 155,000 Redevelopment Authority of the City of Superior, Wisconsin,                        NR        AA2              161,200
         Revenue Bonds, Series 1994 (Superior Memorial Hospital, Inc.),
         5.60%, due 05-01-2007

 100,000 Redevelopment Authority of the City of Superior, Wisconsin,                        NR        AA2              103,375
         Revenue Bonds, Series 1994 (Superior Memorial Hospital, Inc.),
         5.80%, due 05-01-2010

 150,000 Redevelopment Authority of the City of Superior, Wisconsin,                        NR        AA2              156,000
         Revenue Bonds, Series 1994 (Superior Memorial Hospital, Inc.),
         5.65%, due 11-01-2008

 600,000 Community Development Authority of the Village of Sussex,                          NR        NR               621,000
         Wisconsin, Community Development Revenue Bonds, Series 1995,                                                 --------
         6.10%, due 04-01-2015

Total Long-Term Tax-Exempt Securities (Cost $17,861,435)                                                            18,702,971
                                                                                                                    ----------
Total Investments                                                                                                  $18,702,971
                                                                                                                    ----------
                                                                                                                    ----------
Percentages shown are a percent of net assets.
The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Board of Directors of
 Principal Preservation Portfolios, Inc. and the
 Shareholders of the Wisconsin Tax-Exempt Portfolio:

  We have audited the accompanying balance sheet, including the schedule of investments, of the PRINCIPAL PRESERVATION PORTFOLIOS, INC. (a Maryland corporation) Wisconsin Tax-Exempt Portfolio as of December 31, 1995, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period June 13, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the depositories, banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Preservation Portfolios, Inc. Wisconsin Tax-Exempt Portfolio as of December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period June 13, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP



Milwaukee, Wisconsin,
January 19, 1996.

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   R.D. Ziegler, President, Director
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Robert J. Tuszynski, Vice President, Director
   Jay Ferrara, Treasurer
   John Lauderdale, Vice President of Marketing
   S. Charles O'Meara, Secretary


INVESTMENT ADVISOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, CUSTODIAN AND TRANSFER AND DIVIDEND
DISBURSING AGENT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

CUSTODIAN
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095


COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202


This report has been prepared for the information of shareholders of Principal Preservation Portfolios, Inc. Wisconsin Tax-Exempt Portfolio, and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

PP842-2/96